ACCOUNTS PAYABLE, ACCRUALS, AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2026
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES

Account payable, accrued expenses, and other liabilities consists of the following:

	December 31, 2025	June 30, 2026	June 30, 2026
	SGD’000	SGD’000	USD’000
Accounts payable	1,862	2,663	2,058
Payroll payable	668	938	724
Payable to other services	30	665	514
Deposits	6	6	5
Others	107	27	21
Total	2,673	4,299	3,322